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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JGE Capital Management, LLC
Address:   One Market, Spear St. Tower, Suite 3780
           San Francisco, CA 94105

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl M. Thompson
Title:   Chief Operating Officer
Phone:   415-675-3200

Signature, Place, and Date of Signing:


/s/ Cheryl M. Thompson                San Francisco, CA       November 13, 2007
---------------------------------   ---------------------   --------------------
Chief Operating Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-11242               East Peak Partners, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            13
Form 13F Information Table Value Total:       587,098
                                          (thousands)


                                       -2-

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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------                --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ALTRIA GROUP INC                 COM    022095103    10,429    150,000   SH           SOLE         1       150,000
ALTRIA GROUP INC                 COM    022095103       695     10,000   SH           SOLE       NONE       10,000
BROOKDALE SENIOR LIVING INC.     COM    112463104   109,477  2,750,000   SH           SOLE         1     2,750,000
CHARLES SCHWAB CORP.             COM    808513105    74,520  3,450,000   SH           SOLE         1     3,450,000
CHARLES SCHWAB CORP.             COM    808513105       108      5,000   SH           SOLE       NONE        5,000
CROWN CASTLE INT'L CORP          COM    228227104   152,362  3,750,000   SH           SOLE         1     3,750,000
CROWN CASTLE INT'L CORP          COM    228227104     1,219     30,000   SH           SOLE       NONE       30,000
GATEHOUSE MEDIA INC.             COM    367348109    56,100  4,400,000   SH           SOLE         1     4,400,000
GATEHOUSE MEDIA INC.             COM    367348109        57      4,500   SH           SOLE       NONE        4,500
HEALTHSOUTH CORP                 COM    421924101    70,040  4,000,000   SH           SOLE         1     4,000,000
HEALTHSOUTH CORP                 COM    421924101     1,506     86,000   SH           SOLE       NONE       86,000
HERBALIFE LTD                    COM    G4412G101   102,285  2,250,000   SH           SOLE         1     2,250,000
NETFLIX INC                      COM    64110L106     8,300    400,000   SH           SOLE         1       400,000
                                                    587,098
                                                   --------